Schedule of Aggregate Right of Use Assets and Related Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease right-of-use assets	¥ 5,653	¥ 10,249
Short-term operating lease liabilities	(3,037)	(3,951)
Long-term operating lease liabilities	(2,137)	(5,398)
Total operating leased liabilities	¥ (5,174)	¥ (9,349)